Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities - Other Non-Financial Liabilities (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Current
Share-based payment liabilities		€ 815	€ 602
Other employee-related liabilities		2,565	2,545
Other taxes		568	552
Other non-financial liabilities	$ 4,744	3,946	3,699
Non-Current
Share-based payment liabilities		340	309
Other employee-related		163	152
Other taxes		0	0
Other non-financial liabilities	$ 604	503	461
Total
Share-based payment liabilities		1,154	911
Other employee-related liabilities		2,728	2,697
Other taxes		568	552
Other non-financial liabilities		€ 4,450	€ 4,160